Available-for-sale Debt Investments (Details) ¥ in Thousands, $ in Thousands				1 Months Ended		12 Months Ended
	Aug. 09, 2019 USD ($)	Jul. 23, 2019 USD ($) shares	Mar. 22, 2019 USD ($) shares	Oct. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2019 USD ($) shares
Available-for-sale Debt Investments
Fair value of available-for-sale investments					¥ 1,961,474	¥ 2,014,537		¥ 1,961,474		$ 289,370
Gain on disposal of available-for-sale debt investments						1,001,181	$ 143,811	0	¥ 0
Forward contract in relation to future disposal of investments in Particle						15,988				2,297
Total unrealized gains on available-for-sale investments recorded in accumulated other comprehensive income					1,323,600	1,615,100		1,323,600		232,000
Supplemental Agreement
Available-for-sale Debt Investments
Percentage of equity interests owned by the Company on an as-if converted basis		37.63%
Supplemental Agreement | Proposed Buyers
Available-for-sale Debt Investments
Preferred shares transferred on sale | shares		212,358,165	199,866,509
Total purchase price		$ 448,000	$ 448,000
Particle
Available-for-sale Debt Investments
Fair value of available-for-sale investments					¥ 1,959,500	¥ 2,012,500		¥ 1,959,500		$ 289,100
Percentage of equity interests owned by the Company on an as-if converted basis					37.63%	20.21%		37.63%		20.21%
Particle | Series B and Series C convertible redeemable preferred shares
Available-for-sale Debt Investments
Gain on disposal of available-for-sale debt investments						¥ 1,001,200	$ 143,800
Particle | Proposed Buyers | Series B and Series C convertible redeemable preferred shares
Available-for-sale Debt Investments
Preferred shares transferred on sale | shares						94,802,752				94,802,752
Total purchase price	$ 200,000
Cash deposit				$ 50,000
Particle | SPA | Proposed Buyers
Available-for-sale Debt Investments
Share purchase agreement date			Mar. 22, 2019
Particle | Supplemental Agreement
Available-for-sale Debt Investments
Forward contract in relation to future disposal of investments in Particle						¥ 16,000				$ 2,300
Particle | Supplemental Agreement | Proposed Buyers
Available-for-sale Debt Investments
Supplemental agreement date		Jul. 23, 2019
Percentage of equity interests totally sold by the Company		34.00%
Fengyi Technology
Available-for-sale Debt Investments
Fair value of available-for-sale investments					¥ 2,000	¥ 2,000		¥ 2,000		$ 300
Proportion of equity interest acquired considered as available-for-sale debt securities					40.00%
Consideration paid for purchase of available-for-sale debt securities | ¥					¥ 2,000